Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Paradigm Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Paradigm Value Fund
Average Annual Return, Percent	5.72%	6.95%	10.19%
Paradigm Select Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Paradigm Select Fund
Average Annual Return, Percent	13.27%	10.12%	13.10%
Paradigm Micro-Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Paradigm Micro-Cap Fund
Average Annual Return, Percent	(4.79%)	5.29%	11.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500® Index
Average Annual Return, Percent	11.91%	7.26%	10.41%
Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Microcap® Index
Average Annual Return, Percent	22.98%	7.32%	9.58%